Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non current other payables	$ 12	$ 16
Trade payables	173	99
Total trade and other payables	182	116
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	3	6
Current other payables	2	1
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	9	10
Current other payables	4	2
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	12	16
Current other payables	9	17
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	154	92
Customer Advances [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	4	2
Related parties [member]
IfrsStatementLineItems [Line Items]
Current trade payables	15	5
Advances Received For Sales Of Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Current other payables		12
Others [Member]
IfrsStatementLineItems [Line Items]
Current other payables	$ 3	$ 2